EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Employee-related Liabilities [Abstract]
Benefits for vacation and recreation pay	$ 162	$ 235
Liability for payroll, bonuses and wages	697	367
Employee benefits and payroll accruals	$ 859	$ 602